Note 8 - Income Taxes 3 (Details Textual) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Income Tax Expense (Benefit)	$ 0	$ 0	$ (1,000)
Current Federal Tax Expense (Benefit)			(100)
Current State and Local Tax Expense (Benefit)			(900)
Deferred Tax Assets, Valuation Allowance		16,014	$ 20,749
Deferred Tax Liabilities, Net	0	0
Income Tax Examination, Penalties and Interest Expense	$ 0	0
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards		36,700
Domestic Tax Jurisdiction [Member] | Orphan Drug Credits [Member]
Tax Credit Carryforward, Amount		200
State and Local Jurisdiction [Member]
Operating Loss Carryforwards		$ 37,600